Deposits - Maturities of Time Deposits Outstanding (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
2017	$ 23,428
2018	3,019
2019	1,601
2020	1,267
2021	1,147
Thereafter	3
Total	$ 30,465	$ 32,838